SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

16. SHARE-BASED COMPENSATION

In September 2013, the Board of Directors of the Company approved an Equity Incentive Plan (the “Plan”), under which, the Board of Directors may grant options to purchase ordinary shares to officers and directors, employees and individual advisors who render services to the Group to purchase an aggregate of no more than 1,287,500 ordinary shares of the Group (“Option Pool”). From 2014 to 2020, the Board of Directors approved to increase the Option Pool to 16,943,190 ordinary shares.

Employee Share options

During the years ended December 31, 2018, 2019 and 2020, options to purchase 5,296,204, 1,063,293 shares and 965,000 shares respectively, were granted to the Group’s employees. The weighted-average grant-date exercise price of the options granted to employees in 2018, 2019 and 2020 was US$2.17, US$4.12 and US$2.58 per share, respectively. The options granted have a contractual term of 10 years and generally vest over a four-year period, with two typical vesting schedules: (1) 40% of the awards vesting one year after the grant date, with the remaining 60% of the awards vesting evenly on an annual basis over the 3 years thereafter; or (2) 25% of the awards vesting on the anniversary of the grant date each year.

The Black Scholes model was applied in determining the estimated fair value of the options granted. The model requires the input of subjective assumptions. The following table presents the assumptions used to estimate the fair values of the share options granted for the years ended December 31, 2018, 2019 and 2020:

	2018	2019	2020
Risk-free rate of return	2.01%~2.63%	1.68%~2.63%	0.10%-1.67%
Contractual life of option	10 years	10 years	10 years
Estimated volatility rate	27%~38%	30%~41%	34%-59%
Dividend yield	Nil	Nil	Nil
Fair value per ordinary share	US$3.00~$9.51	US$2.37~$3.40	US$2.95-$3.74

The weighted-average grant-date fair value of the options granted in 2018, 2019 and 2020 is US$5.69, US$0.49 and US$1.06 per share, respectively.

16. SHARE-BASED COMPENSATION (Continued)

A summary of employee option activity under the Plan during the years ended December 31, 2019 and 2020 is presented below:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	Options	price	term	value
		US$	Years	US$
Outstanding at January 1, 2019	8,890,629	1.76	8.28	36,888
Granted	1,063,293	4.12
Forfeited	(2,086,050)	1.99
Exercised	(1,962,484)	0.76

Outstanding at December 31, 2019	5,905,388	2.44	7.96	22,807
Granted	965,000	2.58
Forfeited	(247,232)	2.10
Exercised	(325,190)	1.62

Outstanding at December 31, 2020	6,297,966	2.52	7.32	21,389

Vested and exercisable as of December 31, 2020	3,067,157	2.18	6.59	11,500
Vested or expected to vest as of December 31, 2020	6,297,966	2.52	7.32	21,389

The aggregate intrinsic value of options exercised during the year ended December 31, 2019 and 2020 were RMB 22,222 and RMB 8,680. As of December 31, 2020, there was RMB38,383 of unrecognized compensation expense related to unvested share options, which is expected to be recognized over a weighted average period of 1.7 years.

Non-Employee Share options

At January 1, 2018, options to purchase 1,071,587 shares were outstanding with weighted average exercise price of US$1.00 and 1,008,462 options have been vested. During the years ended December 31, 2018, options to purchase 35,000 shares, were issued to individual advisors who are non-employees of the Group, all with an exercise price of US$1.99. No option was issued to individual advisors during the year ended December 31, 2019 and 2020. Options totaling 254,068 and 781,894 were exercised in year 2019 and 2020. The options were issued in payment for their consultation services which was expected to be performed over 4 years from the date of issuance. As services are performed, 25% of the awards vest on the anniversary of the grant date each year. The estimated fair value of the awards were determined using the Black Scholes model with the same assumptions used in employee share options. As of December 31, 2020, 70,625 options were outstanding of which, 29,063 are vested and exercisable and the remainder are expected to vest. As of December 31, 2020, there was RMB 116 of unrecognized compensation expense related to unvested share options, which is expected to be recognized over a weighted average period of 1.1 years.

Restricted share units

The fair value of restricted share units with service conditions or performance conditions is based on the fair market value of the underlying ordinary shares on the date of grant.

In 2019 and 2020, the Group granted 3,050,427 and 1,716,950 restricted share units and vest over a four-year period that 25% of the awards vesting on the anniversary of the grant date each year.

16. SHARE-BASED COMPENSATION (Continued)

The following table summarized the Group's restricted share unit activities in 2019 and 2020.

	Number of
	Restricted	Weighted Average Grant Date
	Share Units	Fair Value
		US$
Restricted share units outstanding at January 1, 2019	—	—
Granted	3,050,427	3.90
Forfeited	(195,200)	3.10
Vested	(301,228)	4.60

Restricted share units outstanding at December 31, 2019	2,553,999	3.88
Granted	1,716,950	3.28
Forfeited	(565,116)	2.83
Vested	(638,052)	4.12
Restricted share units outstanding at December 31, 2020	3,067,781	3.69

The total fair value of restricted share units vested during the year ended December 31, 2019 and 2020 was RMB 9,050 and RMB 17,017, respectively. The fair value of restricted share units was computed based on the fair value of the Group’s ordinary shares on the grant date. As of December 31, 2020, there was RMB 66,179 in total unrecognized compensation expense related to such non-vested restricted shares, which is expected to be recognized over a weighted-average period of 2.8 years.

Employee ownership plan of 1 Pharmacy Technology

As disclosed in Note 13, the excess of the fair value of the restricted shares of LLPs issued to the employees of 1 Pharmacy Technology over the issuance price of RMB 32,500 is recognized as share based compensation over the vesting period.

The Group determined the fair value of the restricted shares using income approach with the assistance from third party valuation specialist. The fair value of the restricted shares was estimated at RMB 14.2 per share compared with the issuance price of RMB 1.0 per share.

The number of restricted shares of LLPs unvested and expected to be vested was 32,500,000 as of December 31, 2020.

Total share-based compensation expense recognized in 2020 was RMB 17 million.

As of December 31, 2020, there was RMB 408,188 of unrecognized compensation expense related to the unvested restricted shares of LLPs, which is expected to be recognized over a weighted average period of 3.8 years.

16. SHARE-BASED COMPENSATION (Continued)

Share-based compensation for all share options, restricted share units and employee ownership plan of 1 Pharmacy Technology

The Group recorded share based compensation expense of RMB 51,359, RMB 54,281 and RMB 75,695 for the years ended December 31, 2018, 2019 and 2020, respectively, which were classified in the accompanying consolidated statements of operations as follows:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
General and administrative expenses	22,477	25,412	22,727
Selling and marketing expenses	23,561	24,772	40,562
Technology and content expenses	5,321	4,097	12,406
Total	51,359	54,281	75,695

As of December 31, 2020, there was RMB 512,866 of total unrecognized compensation expense related to unvested share options and restricted share units. That cost is expected to be recognized over a weighted-average period of 3.5 years.